Fair Value Measurements	12 Months Ended
Dec. 31, 2024
EBP 56-1848578 006
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.
Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•
Level 1: Quoted prices in active markets for identical assets or liabilities that the Plan can access at the measurement date.
•
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:
o
Quoted prices for similar assets or liabilities in active markets
o
Quoted prices for identical or similar assets or liabilities in inactive markets
o
Inputs other than quoted prices that are observable for the asset or liability
o
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

•
Level 3: Unobservable inputs about which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Martin Marietta Savings and Investment Plan

Notes to Financial Statements (continued)

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following is a description of the valuation methodologies used for assets measured at fair value. The methods described below may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of these assets could result in a different fair value measurement at the reporting date.

There have been no changes in the methodologies used as of December 31, 2024 and 2023.

Mutual funds

Mutual funds are publicly traded investments and are valued daily at the closing price reported on the active market in which the securities are traded.

Collective trust funds

These funds are valued at the net asset value (NAV) of units of a collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. The practical expedient would not be used when it is determined to be probable that the funds will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. The collective trust funds are not required to be classified within a level on the fair value hierarchy.

Stable value collective trust fund

The Plan invests in a stable value collective trust fund for which quoted prices are not available in active markets for identical instruments. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the stable value collective trust fund, the issuer reserves the right to require a 12-month notification in order to ensure that securities liquidations will be carried out in an orderly business manner. The stable value collective trust fund is not required to be classified within a level on the fair value hierarchy.

Company's Common Stock

Martin Marietta's common stock is valued at the Company's publicly reported common stock price. Participant transactions, limited to sales only, may occur daily.

Martin Marietta Savings and Investment Plan

Notes to Financial Statements (continued)

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2024
	Level 1	Total
	(In Thousands)
Common stock	$56,373	$56,373
Mutual funds	$128,266	128,266
Investments measured at NAV (a)		693,656
Total		$878,295

	2023
	Level 1	Total
	(In Thousands)
Common stock	$63,926	$63,926
Mutual funds	$129,260	129,260
Investments measured at NAV (a)		620,752
Total		$813,938

(a)
In accordance with GAAP, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Martin Marietta Savings and Investment Plan

Notes to Financial Statements (continued)

The following table sets forth a summary of the Plan’s investment funds with a reported estimated fair value using NAV per share at December 31:

	Fair Value
	2024	2023	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
	(In Thousands)
Galliard Stable Return Fund E	$66,293	$71,681	None	Immediate	None	None
BlackRock Equity Index Fund J	106,076	89,976	None	Immediate	None	None
Harbor Capital Appreciation R	62,958	-	None	Immediate	None	None
Harbor Capital Appreciation CIT Class 2	-	55,001	None	Immediate	None	None
BlackRock LifePath® Portfolios Class O	447,863	396,383	None	Immediate	None	None
BlackRock Mid Cap Equity Index Fund M	8,536	6,884	None	Immediate	None	None
BlackRock Russell 2000 Index Fund M	931	535	None	Immediate	None	None
BlackRock US Debt Index Fund M	999	292	None	Immediate	None	None
Collective Trust Funds	$693,656	$620,752	None	Immediate	None	None